Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2019
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Schedule of Condensed Unaudited Balance Sheet

Condensed unaudited Balance Sheet as of December 31, 2019 and 2018

	2019		2018
	RMB	US$	RMB

Cash and cash equivalents	3	1	18
Other current assets	298,309	42,849	292,444
Investments in subsidiaries	—	—	—

Total assets	298,312	42,850	292,462

Current liabilities	70,943	10,190	69,560
Total shareholders’ equity	227,369	32,660	222,902

Total liabilities and shareholders’ equity	298,312	42,850	292,462

Schedule of Condensed Unaudited Statements of Operations

Condensed unaudited Statements of Operations (For the years ended December 31, 2019, 2018 and 2017)

	2019		2018	2017
	RMB	US$	RMB	RMB

Interest income (expenses)	(3)	(1)	(3)	(7)
General and administrative expenses	—	—	(1,661)	(2,399)
Other income	—	—	715	—
Loss before equity in undistributed earnings of subsidiaries	(3)	(1)	(949)	(2,406)
Equity in earnings of subsidiaries	11,366	1,633	(21,223)	(43,597)

Net income	11,363	1,632	(22,172)	(46,003)

Schedule of Condensed Unaudited Statement of Cash Flows

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2019, 2018 and 2017)

	2019		2018	2017
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	11,363	1,632	(22,172)	(46,003)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(11,366)	(1,633)	21,223	43,597
- Foreign exchange gain	—	—	—	—
Changes in operating assets and liabilities:
- Other current assets	—	—	—	—
- Other current liabilities	(12)	(1)	(814)	(66)

Net cash provided by operating activities	(15)	(2)	(1,763)	(2,472)

Cash flow from financing activities

Payments to related parties	—	—	(639)	4,762
Proceeds from related parties	—	—	2,294	(2,379)

Effect of exchange	—	—	1	(12)

Net cash provided by (used in) financing activities	—	—	1,656	2,371

Net increase (decrease) in cash	(15)	(2)	(107)	(101)
Cash:
At beginning of year	18	3	125	226
At end of year	3	1	18	125